Investment Risks	Mar. 13, 2026
Arimathea Catholic Bond Index ETF | Asset-Backed and Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed and Mortgage-Backed Securities Risk. Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively), including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool.

Arimathea Catholic Bond Index ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Arimathea Catholic Bond Index ETF | Catholic Values Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Catholic Values Investing Risk. The Fund considers Catholic values including the Catholic Faith-Based Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Fund’s guidelines. This means that the Fund may underperform other similar funds that do not consider Catholic values when making investment decisions.

Arimathea Catholic Bond Index ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the Index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Arimathea Catholic Bond Index ETF | Debt Securities or Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities or Bond Risk.  The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Because the Federal Reserve has been raising interest rates, the Fund may be subject to risks associated with rising interest rates. The fixed-income securities in the Fund’s portfolio also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return.

Arimathea Catholic Bond Index ETF | Exchange Traded Funds (“ETFsâ€?) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:
Arimathea Catholic Bond Index ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

Arimathea Catholic Bond Index ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Arimathea Catholic Bond Index ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Prior Active Market Risk. While the Fund’s Shares are listed on NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

Arimathea Catholic Bond Index ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Arimathea Catholic Bond Index ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund’s NAV to the extent not offset by a transaction fee payable by an AP.

Arimathea Catholic Bond Index ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

Arimathea Catholic Bond Index ETF | Index-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index-Related Risk.  The Index Provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the index provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur, and the index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the index provider or a third-party data provider and could cause the index provider to postpone a scheduled rebalance. This could cause the Index to vary from its normal or expected composition.

Arimathea Catholic Bond Index ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect the Fund’s performance. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to shareholders.

Arimathea Catholic Bond Index ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Arimathea Catholic Bond Index ETF | Less Experienced Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Less Experienced Index Provider Risk. The Index was created by and is owned and maintained by the Index Provider. The Index Provider has a limited history of experience as an index provider, which may create additional risks for investing in the Fund. There is no assurance that Index data, Index computations or Index construction will be free from error, or that any such errors will be identified and corrected in a timely manner or at all.

Arimathea Catholic Bond Index ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Arimathea Catholic Bond Index ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Arimathea Catholic Bond Index ETF | New Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Sub-Adviser Risk. Although the Sub-Adviser’s principals and the Fund’s portfolio manager have experience managing investments in the past, the Sub-Adviser has no experience managing investments for an ETF, which may impact the Sub-Adviser’s effectiveness.

Arimathea Catholic Bond Index ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. Because the Adviser does not select individual companies in the index that the Fund tracks, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Arimathea Catholic Bond Index ETF | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

Arimathea Catholic Bond Index ETF | Representative Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Representative Sampling Risk. Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Index and resemble the Index in terms of risk factors and other key characteristics. The Fund may or may not hold every security in the Index. When the Fund deviates from a full replication indexing strategy to utilize a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Index.

Arimathea Catholic Bond Index ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Sub-Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis.

Arimathea Catholic Bond Index ETF | U.S. Government Sponsored Enterprises (“GSEsâ€?) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Sponsored Enterprises (“GSEs”) Risk. While mortgage-backed securities, the value of which may be impacted by factors affecting the housing market, and other securities issued by certain GSEs, such as the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. If the GSE were to default on its obligations, the Fund might not be able to recover its investment.

Arimathea Catholic Bond Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Arimathea Catholic Bond Index ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
FIS Bright Portfolios Core Bond ETF | Asset-Backed and Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed and Mortgage-Backed Securities Risk. Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively), including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool.

FIS Bright Portfolios Core Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

FIS Bright Portfolios Core Bond ETF | Debt Securities or Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities or Bond Risk.  The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Because the Federal Reserve has been raising interest rates, the Fund may be subject to risks associated with rising interest rates. The fixed-income securities in the Fund’s portfolio also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return.

FIS Bright Portfolios Core Bond ETF | Exchange Traded Funds (“ETFsâ€?) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:
FIS Bright Portfolios Core Bond ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

FIS Bright Portfolios Core Bond ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

FIS Bright Portfolios Core Bond ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Prior Active Market Risk. While the Fund’s Shares are listed on NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

FIS Bright Portfolios Core Bond ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

FIS Bright Portfolios Core Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund’s NAV to the extent not offset by a transaction fee payable by an AP.

FIS Bright Portfolios Core Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

FIS Bright Portfolios Core Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect the Fund’s performance. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to shareholders.

FIS Bright Portfolios Core Bond ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

FIS Bright Portfolios Core Bond ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

FIS Bright Portfolios Core Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

FIS Bright Portfolios Core Bond ETF | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

FIS Bright Portfolios Core Bond ETF | U.S. Government Sponsored Enterprises (“GSEsâ€?) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Sponsored Enterprises (“GSEs”) Risk. While mortgage-backed securities, the value of which may be impacted by factors affecting the housing market, and other securities issued by certain GSEs, such as the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. If the GSE were to default on its obligations, the Fund might not be able to recover its investment.

FIS Bright Portfolios Core Bond ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

FIS Bright Portfolios Core Bond ETF | Christian Values Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Christian Values Investing Risk. The Fund considers Christian values in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Fund’s guidelines. This means that the Fund may underperform other similar funds that do not consider Christian values when making investment decisions.

FIS Bright Portfolios Core Bond ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

FIS Bright Portfolios Core Bond ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

FIS Bright Portfolios Core Bond ETF | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreements Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

FIS Bright Portfolios Core Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
FIS Bright Portfolios Core Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
FIS Faith Income ETF | Asset-Backed and Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed and Mortgage-Backed Securities Risk. Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively), including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool.

FIS Faith Income ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

FIS Faith Income ETF | Debt Securities or Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities or Bond Risk. The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Because the Federal Reserve has been raising interest rates, the Fund may be subject to risks associated with rising interest rates. The fixed-income securities in the Fund’s portfolio also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return.

FIS Faith Income ETF | Exchange Traded Funds (“ETFsâ€?) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:
FIS Faith Income ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

FIS Faith Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

FIS Faith Income ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Prior Active Market Risk. While the Fund’s Shares are listed on NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

FIS Faith Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

FIS Faith Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund’s NAV to the extent not offset by a transaction fee payable by an AP.

FIS Faith Income ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds are substituted, or the Fund otherwise needs to purchase additional bonds.

FIS Faith Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect the Fund’s performance. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to shareholders.

FIS Faith Income ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

FIS Faith Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

FIS Faith Income ETF | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

FIS Faith Income ETF | U.S. Government Sponsored Enterprises (“GSEsâ€?) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Sponsored Enterprises (“GSEs”) Risk. While mortgage-backed securities, the value of which may be impacted by factors affecting the housing market, and other securities issued by certain GSEs, such as the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. If the GSE were to default on its obligations, the Fund might not be able to recover its investment.

FIS Faith Income ETF | Christian Values Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Christian Values Investing Risk. The Fund considers Christian values in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Fund’s guidelines. This means that the Fund may underperform other similar funds that do not consider Christian values when making investment decisions.

FIS Faith Income ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

FIS Faith Income ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

FIS Faith Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. The risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

FIS Faith Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives, including swap agreements, options, and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

FIS Faith Income ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FIS Faith Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk. The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

FIS Faith Income ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

FIS Faith Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
FIS Faith Income ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
FIS Tactical Equity ETF | Exchange Traded Funds (“ETFsâ€?) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:
FIS Tactical Equity ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

FIS Tactical Equity ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

FIS Tactical Equity ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Prior Active Market Risk. While the Fund’s Shares are listed on NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

FIS Tactical Equity ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

FIS Tactical Equity ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund’s NAV to the extent not offset by a transaction fee payable by an AP.

FIS Tactical Equity ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

FIS Tactical Equity ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

FIS Tactical Equity ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

FIS Tactical Equity ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is tactically actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

FIS Tactical Equity ETF | Christian Values Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Christian Values Investing Risk. The Fund considers Christian values in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Fund’s guidelines. This means that the Fund may underperform other similar funds that do not consider Christian values when making investment decisions.

FIS Tactical Equity ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

FIS Tactical Equity ETF | Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts. The Fund will invest in stocks of foreign corporations. The Fund’s investment in such stocks will customarily be in the form of depositary receipts including ADRs and GDRs. While the use of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.

FIS Tactical Equity ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FIS Tactical Equity ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIS Tactical Equity ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

FIS Tactical Equity ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in foreign companies, including direct investments and investments through ADRs and GDRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

FIS Tactical Equity ETF | Large-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies, especially during periods of economic expansion. Large capitalization companies may go in and out of favor based on market and economic conditions. Although the securities of larger companies may, on average, be less volatile than those of companies with smaller market capitalizations, during different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets and the securities of smaller companies.

FIS Tactical Equity ETF | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Investing Risk. There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

FIS Tactical Equity ETF | Small and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Capitalization Companies Risk. Compared to large-capitalization companies, small and mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

FIS Tactical Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
FIS Tactical Equity ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.